Investment Objectives and Goals - Simplify Government Money Market ETF	Jul. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY GOVERNMENT MONEY MARKET ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Government Money Market ETF (the “Fund” or “SBIL”) seeks current income as is consistent with liquidity and stability of principal.